Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Tables)	12 Months Ended
Dec. 31, 2012
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
		2012	2011	2010
		$	$	$
	Indirect tax expenses and legal claims(1)	40	6	17
	Mining contractor termination and settlement costs(2)	21	-	1
	Impairment of investments	16	21	2
	Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	14	8	19
	Reassessment of other receivables	1	(1)	9
	Royalties received(3)	(23)	(79)	(8)
	Profit on disposal of AGA-Polymetal Strategic Alliance(4)	(20)	-	-
	Profit on partial disposal of Rand Refinery Limited(5)	(14)	-	-
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7	-
	Insurance claim recovery on capital items at Obuasi	-	(3)	-
	Profit on disposal of the Company's subsidiary ISS International Limited(6)	-	(2)	-
	Mandatory convertible bonds underwriting and professional fees	-	-	26
	Loss on sale of Tau Lekoa Gold mine(7)	-	-	7
	Profit on disposal of investments(8)	-	-	(52)
	Net insurance claim recovery(9)	-	-	(19)
	Recovery on consignment inventory	-	-	(5)
		35	(43)	(3)

(1)	Indirect taxes and legal claims are in respect of:
	Colombia	16
	Guinea	11	9	10
	Ghana	11	5
	United States of America	3
	Brazil	1	(1)
	Argentina	(1)	2
	Namibia	(1)	1
	Tanzania		(10)	6
	South Africa			1

(2)	Mining contractor termination and settlement costs include:
	Mining and Building Contractors Limited ("MBC") termination costs at Obuasi	17
	Contract settlement costs at Siguiri	4
	Contractor termination costs at Geita			1

(3)	Royalties received include:
	Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(18)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(5)	(3)
	Other royalties		(1)	(1)

(4)	On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(5)	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited. See Note 3.

(6)	ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

(7)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(8)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)			(45)
	Red 5 Limited (Australia)			(7)

(9)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries			(19)
	Reimbursement of costs (included in Production costs)			(16)